Related Party Transactions - Compensation for Key Management Personnel (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Related Party [Abstract]
Basic compensation and bonuses	¥ 2,441	¥ 2,226	¥ 1,332
Share-based compensation (expensed amount)	2,143	1,305	1,176
Retirement benefits	45	73	26
Total	¥ 4,629	¥ 3,604	¥ 2,534